SHAREHOLDERS' EQUITY - Narrative (Details) € / shares in Units, € in Millions, $ in Millions	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2021 $ / €	Dec. 31, 2021 USD ($)	Dec. 31, 2021 € / shares	Apr. 07, 2021 shares	Dec. 31, 2020 EUR (€) shares shares		Dec. 31, 2019 shares shares		Dec. 31, 2018 shares	[1]
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised share capital				$ 10.0			€ 8.8
Closing foreign exchange rate		1.1334	1.1334				1.2280		1.1214
Number of shares authorised (in shares)	880,000,000					880,000,000
Par value per share (in euro per share) | € / shares					€ 0.01
Number of shares outstanding	648,749,282					651,433,046
Number of shares outstanding (in shares)	648,749,282						638,821,000	[1]	631,323,000	[1]	621,501,000

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of changes in equity and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.